Description of Organization and Business Operations (Details) - 1																										6 Months Ended		12 Months Ended
	Aug. 21, 2024 USD ($)	Jul. 31, 2024 USD ($)	Jun. 07, 2024 USD ($)	Jun. 06, 2024 USD ($)	Jun. 05, 2024 USD ($) $ / shares shares	May 06, 2024 USD ($)	Mar. 20, 2024 USD ($)	Feb. 07, 2024 USD ($)	Feb. 02, 2024 USD ($)	Jan. 05, 2024 USD ($)	Dec. 15, 2023 USD ($)	Nov. 07, 2023 USD ($)	Nov. 06, 2023 USD ($)	Oct. 07, 2023 USD ($)	Sep. 07, 2023 USD ($)	Sep. 06, 2023 USD ($) $ / shares shares	Aug. 17, 2023 USD ($) $ / shares	Aug. 10, 2023 USD ($)	Jun. 07, 2023 USD ($) $ / shares	May 07, 2023 USD ($)	May 02, 2023 USD ($)	Mar. 29, 2023 shares	Mar. 28, 2023 USD ($)	Mar. 06, 2023 USD ($) $ / shares shares	Sep. 07, 2021 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Aug. 17, 2024 $ / shares	Mar. 07, 2023 shares
Class of Stock [Line Items]
Condition for future business combination number of businesses minimum																										1		1
Consummated units (in Shares) | shares																										24,000,000
Price of warrant (in Dollars per share) | $ / shares																	$ 1									$ 11.5		$ 11.5
Investments maximum maturity term.																										185 days		185 days
Percentage of fair market value																										80.00%		80.00%
Percentage of shares voted																										65.00%		65.00%
Maximum net interest to pay dissolution expenses			$ 100,000
Condition for future business combination threshold Net Tangible Assets																								$ 5,000,001
Investment of cash into trust account	$ 10,381.6	$ 10,381.6	20,000				$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000												$ 1,196,026	$ 80,000	$ 560,000
Common stock redeemed (in Shares) | shares					481,865																			21,151,393
Avila payment, description																										1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.		1) up to $300,000 immediately upon Avila’s receipt of net proceeds from any financing, public or private, in excess of U.S. $3,000,000, -or- (2) (i) $50,000 by December 1, 2023, (ii) $100,000 by February 1, 2024 and (iii) $150,000 by April 1, 2024.
Maximum borrowing capacity of related party promissory note																	$ 480,000
Sponsor advance																										$ 485,000		$ 420,000
Number of shares redemption in exchange (in Shares) | shares																1,847,662										1,847,662		1,847,662
Redemption payment																$ 19,208,848								$ 215,621,387				$ 19,208,848
Warrant [Member]
Class of Stock [Line Items]
Offering costs allocated to derivative warrant liabilities																									$ 668,000
Private placement warrant issued (in Shares) | shares																												8,700,000
Shares issued, price per share (in Dollars per share) | $ / shares																	$ 1
Private Placement Warrant [Member]
Class of Stock [Line Items]
Private placement warrant issued (in Shares) | shares																										8,700,000
Price of warrant (in Dollars per share) | $ / shares																										$ 1				$ 1
Proceeds																										$ 8,700,000
Minimum [Member]
Class of Stock [Line Items]
Redemption limit percentage without prior consent																										20.00%		20.00%
Per share amount to be maintained in the trust account (in Dollars per share) | $ / shares																										$ 10.05		$ 10.05
Maximum [Member]
Class of Stock [Line Items]
Redemption limit percentage without prior consent																										20.00%		20.00%
Percentage of public shares																										100.00%		100.00%
Per share amount to be maintained in the trust account (in Dollars per share) | $ / shares																										$ 10.05		$ 10.05
Common Stock [Member]
Class of Stock [Line Items]
Shares issued, price per share (in Dollars per share) | $ / shares																$ 0.02												$ 0.02
Investment of cash into trust account																												$ 20,000
Temporary equity shares outstanding (in Shares) | shares																												1,000,945
Business Combination [Member]
Class of Stock [Line Items]
Investment of cash into trust account				$ 10,381.6	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000	$ 20,000		$ 20,000	$ 20,000
Sponsor [Member]
Class of Stock [Line Items]
Sponsor advance																										$ 375,000
Principal amount																	$ 480,000
Sponsor [Member] | Unsecured Promissory Note [Member]
Class of Stock [Line Items]
Maximum borrowing capacity of related party promissory note																	480,000
Sponsor advance																	480,000
Principal amount																	480,000
Sponsor [Member] | Warrant [Member]
Class of Stock [Line Items]
Private placement warrant issued (in Shares) | shares																												1,200,000
Sponsor [Member] | Private Placement Warrant [Member]
Class of Stock [Line Items]
Private placement warrant issued (in Shares) | shares																										1,200,000
Sponsor [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of public shares.																												100.00%
Founder Shares [Member]
Class of Stock [Line Items]
Forward purchase transaction of shares (in Shares) | shares																										1,350,000
Founder Shares [Member] | Maximum [Member]
Class of Stock [Line Items]
Percentage of public shares.																										100.00%
Avila [Member]
Class of Stock [Line Items]
Other expenses																		$ 300,000
Promissory Note [Member]
Class of Stock [Line Items]
Sponsor advance																	480,000
Sponsor principal amount													$ 480,000				480,000
Principal amount																	$ 480,000
Investment Company Act of 1940 [Member] | Minimum [Member]
Class of Stock [Line Items]
Percentage of ownership voting securities																										50.00%		50.00%
Board of Directors [Member]
Class of Stock [Line Items]
Business combination days																							May 07, 2023
Deposit into the trust account																				$ 80,000	$ 80,000		$ 80,000
Investment of cash into trust account																				$ 80,000	$ 80,000		$ 80,000
Class A Common Stock [Member]
Class of Stock [Line Items]
Price of warrant (in Dollars per share) | $ / shares																									$ 11.5	$ 18
Shares issued, price per share (in Dollars per share) | $ / shares					$ 0.0001
Common stock, par value (in Dollars per share) | $ / shares																								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Temporary equity shares issued (in Shares) | shares																								21,151,393
Percentage of shares issued and outstanding																								88.10%
Trust account																								$ 28,744,831		$ 10,426,000		$ 10,426,000
Remained issued shares (in Shares) | shares																								2,848,607
Remained outstanding shares (in Shares) | shares																								2,848,607
Common stock redeemed (in Shares) | shares																1,847,662								21,151,393
Temporary equity shares outstanding (in Shares) | shares																										519,080		1,000,945	24,000,000
Class A Common Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Temporary equity shares issued (in Shares) | shares					481,865											1,847,662								21,151,393		1,000,945
Temporary equity shares outstanding (in Shares) | shares																										1,000,945
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock [Member]
Class of Stock [Line Items]
Temporary equity shares issued (in Shares) | shares																								2,848,607
Temporary equity shares outstanding (in Shares) | shares																								2,848,607		519,080		1,000,945
Forecast [Member]
Class of Stock [Line Items]
Investment of cash into trust account						$ 20,000
Maximum net interest to pay dissolution expenses			$ 100,000
Initial Public Offering [Member]
Class of Stock [Line Items]
Consummated units (in Shares) | shares																									24,000,000	23,760,000		24,000,000
Generating gross proceeds																										$ 241,200,000
Shares issued, price per share (in Dollars per share) | $ / shares																			$ 0.02							$ 10.05		$ 10.05
Deposit into the trust account																			$ 20,000
Number of shares issued (in Shares) | shares																									24,000,000
Investment of cash into trust account																$ 20,000			$ 20,000									$ 241,200,000
Initial Public Offering [Member] | Warrant [Member]
Class of Stock [Line Items]
Offering costs allocated to derivative warrant liabilities																									$ 668,000
Initial Public Offering [Member] | Class A Common Stock [Member]
Class of Stock [Line Items]
Generating gross proceeds																									240,000,000				$ 240,000,000
Offering costs																									17,500,000
Deferred underwriting commissions																									$ 12,000,000
Forward purchase transaction of shares (in Shares) | shares																						2,376,000						2,376,000
Number of shares issued (in Shares) | shares																									24,000,000
Initial Public Offering [Member] | Class A Common Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Forward purchase transaction of shares (in Shares) | shares																						2,500,000						2,500,000
Private Placement [Member]
Class of Stock [Line Items]
Private placement warrant issued (in Shares) | shares																										7,500,000		7,500,000			7,500,000
Private Placement [Member] | Warrant [Member]
Class of Stock [Line Items]
Price of warrant (in Dollars per share) | $ / shares																												$ 1
Proceeds																												$ 8,700,000
Public Stockholders [Member]
Class of Stock [Line Items]
Shares issued, price per share (in Dollars per share) | $ / shares																										$ 10.05		$ 10.05
Trust Account Assets [Member]
Class of Stock [Line Items]
Minimum share price of the residual assets remaining available for distribution (in Dollars per share) | $ / shares																										$ 10.05		$ 10.05